Cash and Cash Equivalents - Schedule (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 44,118	$ 78,458
Short-term deposits	17,170	4,377
Total cash and cash equivalents	$ 61,288	$ 82,835	$ 107,800	$ 42,846